PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.2%
Asset-Backed Securities 20.0%
Automobiles 5.5%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B	3.130%	02/18/25	118	$118,325
Series 2019-01, Class C	3.360	02/18/25	400	401,912
Series 2019-02, Class C	2.740	04/18/25	700	698,503
Series 2019-03, Class C	2.320	07/18/25	1,700	1,693,377
Series 2020-01, Class B	1.480	01/21/25	1,400	1,391,471
Series 2021-02, Class C	1.010	01/19/27	1,300	1,219,791
Series 2021-03, Class C	1.410	08/18/27	1,400	1,296,002
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A	3.700	09/20/24	831	833,397
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	501,986
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,089,913
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,636,485
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,145,069
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,146,726
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,434,337
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,768,532
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,026,793
Series 2021-04, Class C	1.380	07/15/27	800	740,707
Series 2022-01, Class C	2.200	11/15/27	1,300	1,224,680
Series 2022-01, Class D	2.470	07/17/28	600	566,840
Carvana Auto Receivables Trust,
Series 2021-P03, Class B	1.420	08/10/27	200	183,878
Series 2021-P04, Class B	1.980	02/10/28	400	371,833
Drive Auto Receivables Trust,
Series 2020-02, Class B	1.420	03/17/25	283	282,812
Series 2021-01, Class B	0.650	07/15/25	1,000	994,253
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	1,300	1,289,656
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,412,396
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,162,492
Series 2020-02, Class A, 144A	1.060	04/15/33	3,800	3,477,511
Series 2021-01, Class B, 144A	1.610	10/17/33	630	574,200
Series 2021-02, Class B, 144A	1.910	05/15/34	600	548,204

Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,584,730
GLS Auto Receivables Issuer Trust, Series 2021-04A, Class B, 144A	1.530	04/15/26	1,700	1,638,916
GM Financial Consumer Automobile Receivables Trust, Series 2018-04, Class C	3.620	06/17/24	200	201,262

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

GM Financial Revolving Receivables Trust, Series 2021-01, Class B, 144A	1.490%	06/12/34	200	$180,402
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,697,984
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	2,066,588
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	5,038,137
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	4,100	4,044,705
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,494,690
Santander Drive Auto Receivables Trust,
Series 2019-02, Class C	2.900	10/15/24	156	156,363
Series 2019-03, Class C	2.490	10/15/25	135	135,594
Series 2020-02, Class C	1.460	09/15/25	600	598,065
Series 2020-03, Class C	1.120	01/15/26	2,100	2,080,262
Series 2020-04, Class C	1.010	01/15/26	1,400	1,382,321
Series 2021-02, Class C	0.900	06/15/26	2,200	2,133,903
Series 2021-02, Class D	1.350	07/15/27	2,800	2,667,741
Series 2021-03, Class C	0.950	09/15/27	2,900	2,829,110
Series 2021-04, Class C	1.260	02/16/27	2,800	2,653,455
Series 2022-01, Class C	2.560	04/17/28	1,800	1,742,385

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	935,061
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,675	1,675,516
Series 2019-A, Class C	2.380	12/15/25	300	299,580
Series 2021-A, Class C	1.090	11/15/27	600	558,777
				81,027,628
Collateralized Loan Obligations 12.6%
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.434(c)	01/19/33	5,000	4,977,905
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.214(c)	07/15/34	6,500	6,402,440
Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	2.114(c)	10/15/28	3,762	3,753,137

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Atrium (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	1.966%(c)	04/22/27	2,542	$2,522,402
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.258(c)	10/21/34	6,500	6,393,741
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	01/20/32	5,000	4,963,614
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	07/20/34	3,100	3,066,323

Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.313(c)	01/20/34	11,750	11,634,073
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.114(c)	07/18/30	1,000	994,730
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.354(c)	01/25/35	400	394,500
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.334(c)	04/24/34	5,500	5,417,396
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	12/19/32	3,250	3,214,219

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	2.143(c)	01/20/32	10,250	10,133,273
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.083(c)	04/20/31	1,000	991,442
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.183(c)	07/20/34	7,000	6,903,317

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.243(c)	07/20/34	8,500	8,398,814
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.244(c)	10/17/31	1,000	995,740
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.184(c)	07/15/34	2,000	1,987,650

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.366%(c)	01/17/34	5,500	$5,442,715
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.324(c)	07/15/29	240	239,050
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	2.234(c)	07/15/34	3,500	3,460,143

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.213(c)	04/20/34	7,000	6,965,468
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.286(c)	01/22/31	500	497,283
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.244(c)	04/26/31	1,000	990,708
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.203(c)	04/20/34	3,250	3,230,704
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	1.315(c)	02/05/31	248	246,461

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	2.224(c)	01/15/31	500	498,112
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	2.223(c)	07/20/34	5,250	5,187,137
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	2.038(c)	10/21/30	11,500	11,398,502
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.218(c)	04/21/31	988	982,491
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.164(c)	07/19/28	1,604	1,600,522
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.213(c)	07/20/31	1,250	1,241,820

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.164(c)	07/15/31	2,000	1,979,387

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.138%(c)	06/20/34	9,750	$9,650,559
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	2.514(c)	01/25/32	2,500	2,488,278

Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.301(c)	10/13/31	8,355	8,307,345
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	1.300(c)	01/15/33	3,500	3,495,090
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	2.113(c)	07/20/30	3,875	3,855,752
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.386(c)	10/22/30	981	975,071
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.536(c)	10/30/30	495	494,905
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	2.174(c)	01/17/31	1,000	994,849
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.610(c)	05/21/34	7,000	6,917,730

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.078(c)	06/20/34	6,500	6,395,823
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.359(c)	07/25/31	250	247,416
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.093(c)	04/20/31	990	981,053
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	2.383(c)	10/20/32	5,000	4,976,748
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.284(c)	01/26/31	1,000	992,951

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	2.284%(c)	01/17/30	980	$977,643
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	2.203(c)	01/20/31	1,000	994,253
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	2.523(c)	07/20/32	1,250	1,244,725
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	2.254(c)	10/15/30	747	745,001
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.944(c)	01/18/29	736	731,348
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.133(c)	01/20/31	1,000	992,926

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.144(c)	07/17/31	2,500	2,481,899
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	2.334(c)	04/15/30	244	243,708
				186,290,292
Consumer Loans 0.8%
Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28	3,500	3,463,894
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A	3.300	03/14/29	19	19,048
Series 2020-01A, Class A, 144A	3.840	05/14/32	1,000	1,004,825
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,372,114
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	1.019(c)	06/16/36	2,800	2,737,305

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28	1,839	1,784,085
SoFi Consumer Loan Program Trust, Series 2020-01, Class A, 144A	2.020	01/25/29	49	48,670
				11,429,941

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960%	10/13/30	2,100	$2,144,876
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	790,994
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	201,074
Series 2019-A, Class A5, 144A	3.080	11/12/41	800	793,602
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,143,138
				2,928,808
Home Equity Loans 0.0%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	1.403(c)	08/25/35	346	345,178
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	467	463,490
Other 0.1%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,894	1,696,691
Student Loans 0.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	221	218,484
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	169	166,504
Series 2020-AGS, Class A, 144A	1.980	08/25/50	765	742,650

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	1,273	1,190,318
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	60	59,630
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	124	124,728
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	138	137,195
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	177	177,417
Series 2018-CA, Class A2, 144A	3.520	06/16/42	143	143,537
Series 2019-CA, Class A2, 144A	3.130	02/15/68	402	397,028
Series 2020-BA, Class A2, 144A	2.120	01/15/69	699	682,290
Series 2020-DA, Class A, 144A	1.690	05/15/69	542	519,031

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)	0.987%(c)	05/25/70	2,361	$2,340,059
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	436	434,294
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	612	610,782
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	693	679,023
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	353	352,375
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,244	1,216,022
Series 2020-C, Class AFX, 144A	1.950	02/15/46	631	611,447
				10,802,814

Total Asset-Backed Securities (cost $303,811,291)				297,129,718
Commercial Mortgage-Backed Securities 13.8%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,971,726
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,680,850

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	292,693
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	6,800	6,251,891
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	2,023,772
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,396,103
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,412,083
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,053,637
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,200,844
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,979,041
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,059,122
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,960,664
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	467,634
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	1.276(c)	03/15/37	6,000	5,823,897
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,853,640
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,810,738
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	1,033,901
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,127,812
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,387,037

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2020-B17, Class A4	2.042%	03/15/53	1,800	$1,566,816
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,187,895
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,297,208
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,340,330
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,604,319
Series 2022-B33, Class A5	3.458	03/15/55	4,900	4,698,181

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,661,987
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	408,786
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,433,267

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,864	2,759,626
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,912	1,869,248
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,011	985,813
Series 2016-C03, Class A3	2.896	11/15/49	900	862,411
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,409,085
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,641,386
Series 2019-C07, Class A3	2.860	12/15/72	1,120	1,035,246
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,741,598
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,492,052
Series 2015-PC01, Class A4	3.620	07/10/50	1,811	1,794,783
Series 2016-COR01, Class A3	2.826	10/10/49	792	755,168
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,162	1,100,804
Series 2021-C20, Class A2	2.486	03/15/54	5,800	5,157,758
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	619,519
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,951,751
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.476(cc)	07/25/28	186	187,680
Series 2019-M21, Class 3A1	2.100	06/25/34	6,195	5,804,683
Series 2019-M25, Class A1	2.142	11/25/29	2,136	2,087,143
FHLMC Multifamily Structured Pass-Through Certificates,
Series K091, Class AM	3.566	03/25/29	2,000	2,019,713
Series K157, Class A2	3.990(cc)	05/25/33	800	828,031
Series KW08, Class A2	3.600	01/25/29	4,500	4,549,612

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.325%(c)	11/21/35	1,386	$1,371,246
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	946	923,679
Series 2015-GC34, Class A3	3.244	10/10/48	4,322	4,227,515
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	6,093,935

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	875	851,701
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	1,009	971,696
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	896	851,941
Series 2016-JP03, Class A4	2.627	08/15/49	700	670,116
Series 2017-JP05, Class A4	3.457	03/15/50	381	379,030
Series 2017-JP07, Class ASB	3.241	09/15/50	575	567,631

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,565	1,503,296
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	856,250
Series 2016-UB11, Class A3	2.531	08/15/49	1,850	1,748,291
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB	3.264	08/15/50	800	791,095
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,710,801
Series 2018-C09, Class A3	3.854	03/15/51	750	735,121
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,375,022
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,037,585

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	100,756
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,115,055
Series 2016-C35, Class A3	2.674	07/15/48	1,897	1,811,671
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,434,784
Series 2017-C38, Class A4	3.190	07/15/50	1,000	965,463
Series 2017-RB01, Class A4	3.374	03/15/50	1,179	1,158,437
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,977,542
Series 2019-C49, Class A3	3.749	03/15/52	3,000	3,014,228
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,383,156
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,943,881
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,529,240
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,276,618

Total Commercial Mortgage-Backed Securities (cost $225,259,813)				205,015,766

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 30.9%
Aerospace & Defense 0.8%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400%	04/15/30	335	$312,649
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,397,828
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,916,618
Sr. Unsec’d. Notes	3.750	02/01/50	830	634,541

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	278,889
Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696	09/16/23	375	381,610
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	30,032
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	450,197
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	3,048,358
				11,450,722
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	566,654
Gtd. Notes	3.400	02/04/41	2,010	1,472,150
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.726	03/25/31	2,180	1,789,773
Gtd. Notes	3.557	08/15/27	455	424,552

BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950	06/15/25	1,510	1,489,040
				5,742,169
Airlines 0.3%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	71	66,231
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	628	567,372
Southwest Airlines Co., Sr. Unsec’d. Notes	5.250	05/04/25	2,589	2,671,915

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	305	$282,590
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	421	372,790
				3,960,898
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250	09/15/23	645	639,245
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	245,006
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.087	01/09/23	1,125	1,118,672
Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,390,205

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	929,743
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	464,191
Gtd. Notes	4.350	01/17/27	180	177,568
Gtd. Notes	5.250	03/01/26	375	385,040
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,387,909
				7,737,579
Banks 9.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	181,913
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	9,635	8,286,767
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,530,827
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,325,522
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,672,469
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	386,333
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,400,819
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	314,664
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	95,189
Sub. Notes, MTN	4.000	01/22/25	800	801,194
Sub. Notes, MTN	4.450	03/03/26	1,500	1,504,269

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	452,943
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,774,515

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.375%	01/12/26	200	$199,455
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	401,772
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	3,075	2,732,393
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,269,141
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,194,344
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	655	610,951
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	435	435,195
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	953,689
Sub. Notes, 144A, MTN	4.375	09/28/25	710	705,801
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,535,661
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	588,860
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,219,369
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,195,784
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,219,472
Sr. Unsec’d. Notes	3.200	10/21/26	290	279,435
Sr. Unsec’d. Notes	3.400	05/01/26	350	341,178
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	171,181
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	471,295
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	653,024
Sub. Notes	4.400	06/10/25	4,000	4,030,619
Sub. Notes	4.450	09/29/27	840	835,120
Sub. Notes	4.600	03/09/26	945	952,134
Sub. Notes	4.750	05/18/46	460	435,650
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,198,583
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	970,562
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	513,437
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,649,825
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	813,444
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	336,431

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	1,710	1,548,025
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,388,743
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	252,432

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431%(ff)	03/09/27	3,075	$2,749,833
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,007,253
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,141,671
Sr. Unsec’d. Notes	3.500	01/23/25	75	74,368
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,215,245
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,521,742
Sr. Unsec’d. Notes	3.850	01/26/27	475	464,796
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	122,280
Sub. Notes	5.150	05/22/45	335	337,019

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	199,577
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,648,535
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,616,665
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,704,767
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	194,428
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,207,423
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,213,558
Sr. Unsec’d. Notes	2.950	10/01/26	410	393,026
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	210	200,051
Sr. Unsec’d. Notes	3.625	05/13/24	875	882,280
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	316,771
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,496,906
Sub. Notes	2.956(ff)	05/13/31	1,855	1,631,298
Sub. Notes	3.875	09/10/24	375	376,882
Sub. Notes	4.250	10/01/27	375	372,815

Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	2,400	2,404,535
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,051,987
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	794,824
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	316,839
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	733,431
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	466,644
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	455,685
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,192,080
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,427,193
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,460,702
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	297,160
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	367,624

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, GMTN	4.350%	09/08/26	3,800	$3,805,147
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,629,230
Sr. Unsec’d. Notes	3.875	09/12/23	220	220,633
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	731,522
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,369,536
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,335	1,177,124

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	636,432
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,421,901
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	5.506(c)	09/30/24	2,340	2,288,159
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,459,821
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859(ff)	08/15/23	570	568,951
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,071,841
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,402,937
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,392,586
				137,064,142
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	178,275
Gtd. Notes	4.900	02/01/46	650	641,035
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	1,035,381
Gtd. Notes	5.550	01/23/49	900	959,031

Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	2,775	2,599,729
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	455,183
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	854,942

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages (cont’d.)

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125%	04/29/32	1,665	$1,419,562
Keurig Dr. Pepper, Inc., Gtd. Notes	3.200	05/01/30	1,450	1,326,183
				9,469,321
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	218,913
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	460	324,813
				543,726
Building Materials 0.1%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	348,951
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	769,619

Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	743,986
				1,862,556
Chemicals 0.2%
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	3.268	11/15/40	350	281,730
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	142	143,452
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	933,601
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	40	38,016
Sr. Unsec’d. Notes	5.250	01/15/45	248	262,250
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	199,636
Gtd. Notes	6.500	09/27/28	400	395,306
				2,253,991
Commercial Services 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	575,269

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC, (cont’d.)
Gtd. Notes, 144A	3.300%	10/15/22	750	$753,703
Gtd. Notes, 144A	4.500	02/15/45	75	69,794

Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	03/08/30	1,735	1,570,914
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	555,752
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	606,300
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	142,976
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	522,870
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	334,911
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,168,615
				6,301,104
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	496,832
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,386,384
				1,883,216
Diversified Financial Services 0.4%
BOC Aviation USA Corp. (Singapore), Gtd. Notes, 144A, MTN	1.625	04/29/24	635	609,348
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,396,668
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,413,995
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	95	78,147
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.608	07/14/31	565	475,162
				5,973,320

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 2.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000%	04/29/28	515	$462,246
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	787,862
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	73,511
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	658	516,643
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	554,656
Arizona Public Service Co.,
Sr. Unsec’d. Notes(a)	2.200	12/15/31	2,875	2,385,273
Sr. Unsec’d. Notes	3.350	05/15/50	485	377,010

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	180,937
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	414,822
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	278,412
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,479,703
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	35,534
First Mortgage	4.000	03/01/48	115	106,954
First Mortgage, Series 123	3.750	08/15/47	775	680,316
First Mortgage, Series 130	3.125	03/15/51	95	76,383
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	698,653
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	36,112

Consumers Energy Co., First Mortgage	3.250	08/15/46	155	129,794
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	55,010
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	52,824
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	350,470
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	334,054
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	137,493

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Corp., (cont’d.)
Sr. Unsec’d. Notes	3.950%	08/15/47	185	$157,999
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	587,803
First Mortgage	3.400	10/01/46	185	154,644
First Mortgage	4.200	07/15/48	205	195,680
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,327,133
First Mortgage	3.700	10/15/46	75	66,971

Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	73,188
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	639,071
Gtd. Notes, 144A	3.500	04/06/28	475	458,540

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	177,721
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,607,396
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	260	260,394
Entergy Louisiana LLC, Collateral Trust Bond	4.000	03/15/33	170	166,954
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	970,292
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,067,764
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	319,441
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	208,186
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	902,411
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	227,782
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	232,988
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	1,360	1,400,084
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	209,097
First Mortgage	4.250	07/15/49	350	340,304

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	855,090

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395%	04/09/30	915	$854,182
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	259,812
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,075,127

Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	228,598
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	59,044
PacifiCorp, First Mortgage	2.700	09/15/30	890	804,949
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	141,401
First Mortgage	3.050	03/15/51	1,540	1,231,773
First Ref. Mortgage	4.800	10/15/43	120	121,396

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,366,042
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	186,566
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	223,280
First Mortgage, Series 34	3.200	03/01/50	720	593,665
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	348,979
First Mortgage, MTN	2.700	05/01/50	390	293,941
First Mortgage, MTN	3.200	05/15/29	1,265	1,211,190
First Mortgage, MTN	3.600	12/01/47	95	84,607
First Mortgage, MTN	3.700	05/01/28	590	584,302

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	935,524
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	1,132	1,007,276
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	399,548
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	232,680
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	639,768
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	308,628
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	453,095

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, 144A, MTN	3.500%	05/04/27	600	$592,485
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	1,186,969
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	43,055
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	182,968
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	287,157

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,492,066
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	513,725
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	498,938
				42,254,341
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	775,508
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	600	558,364
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	191,467
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	480,552
				1,230,383
Entertainment 0.2%
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42	1,570	1,431,112
Gtd. Notes, 144A	5.141	03/15/52	625	559,132
Gtd. Notes, 144A	5.391	03/15/62	315	280,465
				2,270,709
Foods 0.3%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	318,889
Campbell Soup Co., Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,875,212

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Cencosud SA (Chile), Gtd. Notes, 144A	4.375%	07/17/27	1,320	$1,276,774
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	102	97,465
Gtd. Notes	4.875	10/01/49	900	837,449

Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	56,375
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	541,329
				5,003,493
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	631,202
Sr. Unsec’d. Notes	4.500	08/01/24	214	216,111

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	220,249
				1,067,562
Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	1,007,152
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	282,008
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	2,445	1,930,112
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	417,756
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	549,645
				4,186,673
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	242,313
Healthcare-Services 0.9%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	99,944
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	942,727

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.750%	12/15/37	170	$202,242

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	216,746
Allina Health System, Unsec’d. Notes, Series 2019	3.887	04/15/49	250	230,484
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	230,429
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,927,841
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	539,686
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	73,192
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	613,649
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,581,406
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	652,385
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,210,633
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	381,285
Unsec’d. Notes, Series H	2.746	10/01/26	40	38,514
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,706,968
Sr. Unsec’d. Notes	3.500	03/30/25	190	189,361

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	163,609
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	418,518
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	960,456
Sr. Unsec’d. Notes	3.750	07/15/25	90	90,890
				13,470,965
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.450	04/01/26	35	34,613

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.5%
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	$95,559
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	102,259
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	890,321
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,176,274
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	149,473
Gtd. Notes, 144A	3.951	10/15/50	450	378,642

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	130,994
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,528,108
Sr. Unsec’d. Notes	3.625	03/30/23	400	401,882
Sr. Unsec’d. Notes	4.150	09/17/50	1,310	1,182,419
Sr. Unsec’d. Notes	5.000	04/05/46	350	349,618
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	101,076
Gtd. Notes	4.300	11/15/46	140	137,604
Gtd. Notes	4.350	05/15/43	85	80,146
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	750,687
Sub. Notes, 144A	4.900	09/15/44	120	122,642

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	482,255
				8,059,959
Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,337,234
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,122,031
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	241,345
				1,363,376

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600%	04/09/30	735	$675,640
Machinery-Diversified 0.0%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	113,704
Media 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	347,584
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,292,091
Sr. Sec’d. Notes	3.700	04/01/51	360	253,562
Sr. Sec’d. Notes	3.900	06/01/52	1,690	1,228,950
Sr. Sec’d. Notes	5.375	05/01/47	530	473,276
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,596,684
Sr. Sec’d. Notes	6.484	10/23/45	400	404,215

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	275,539
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,012,004
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	273,053
Sr. Unsec’d. Notes, 144A(a)	3.500	08/15/27	2,000	1,937,649

Discovery Communications LLC, Gtd. Notes(a)	5.200	09/20/47	1,000	923,325
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	141,619
				14,159,551
Mining 0.4%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	209,280
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	223,601
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	5.710	11/15/23	1,140	1,174,841
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	721,617
Gtd. Notes	2.800	10/01/29	1,270	1,153,334

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	100	$117,556
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,625,617
				6,225,846
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750	01/06/23	185	185,257
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	3,145	2,892,018
Oil & Gas 1.9%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	1,949,638
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	855	862,372
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,372,253
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	2.950	01/15/23	1,310	1,312,410
Sr. Unsec’d. Notes	6.250	03/15/38	175	192,386
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,685	1,349,828
Sr. Unsec’d. Notes	5.400	06/15/47	384	389,639
Sr. Unsec’d. Notes	6.750	11/15/39	350	396,211
Sr. Unsec’d. Notes	6.800	09/15/37	200	226,976

Chevron USA, Inc., Gtd. Notes	3.900	11/15/24	425	431,092
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	2,300	2,302,693
Gtd. Notes	4.500	04/15/23	146	147,666
Gtd. Notes, 144A	2.268	11/15/26	330	300,885

Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	992,653
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	195,367
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A	2.000	07/15/26	3,620	3,276,965

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Lundin Energy Finance BV (Netherlands), (cont’d.)
Gtd. Notes, 144A	3.100%	07/15/31	770	$672,859

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	365,581
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	114,371
Sr. Unsec’d. Notes	7.875	09/15/31	250	292,410

Ovintiv Exploration, Inc., Gtd. Notes	5.625	07/01/24	2,585	2,686,760
Ovintiv, Inc., Gtd. Notes	6.500	08/15/34	200	220,542
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.350	02/12/48	154	107,840
Gtd. Notes	6.490	01/23/27	1,048	1,005,394
Gtd. Notes	6.500	03/13/27	1,020	977,332
Gtd. Notes	7.690	01/23/50	398	311,892
Gtd. Notes, MTN	6.750	09/21/47	1,305	945,765
Gtd. Notes, MTN	6.875	08/04/26	870	867,233
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,298	2,083,506
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	953,975

Sinopec Group Overseas Development 2018 Ltd. (China), Gtd. Notes, 144A	3.680	08/08/49	585	485,604
				28,790,098
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	473,005
Packaging & Containers 0.5%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,313,582
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,754,237
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	572,660
				7,640,479

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800%	03/15/25	105	$105,152
Sr. Unsec’d. Notes	4.250	11/21/49	2,000	1,833,501
Sr. Unsec’d. Notes	4.500	05/14/35	550	543,878
Sr. Unsec’d. Notes	4.550	03/15/35	360	357,950
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,296,517
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	987,110

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,335
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	111,947
Sr. Unsec’d. Notes	4.350	11/15/47	475	463,840
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	267,445
Gtd. Notes	3.400	03/01/27	325	316,127
Gtd. Notes	4.375	10/15/28	1,950	1,959,596
Gtd. Notes	4.500	02/25/26	700	714,808
Sr. Unsec’d. Notes(a)	2.400	03/15/30	6,145	5,387,948
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	290,697
Sr. Unsec’d. Notes	4.780	03/25/38	85	84,103
Sr. Unsec’d. Notes	5.125	07/20/45	465	466,764
Sr. Unsec’d. Notes	5.300	12/05/43	155	160,835

Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	3,205	3,090,765
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	1,105,954
Gtd. Notes	5.400	11/29/43	860	783,488
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	89	88,771
Gtd. Notes	3.200	09/23/26	1,220	1,177,555

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	105	93,241
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	545	424,854
Gtd. Notes	4.000	06/22/50	375	277,040
				22,444,221
Pipelines 1.7%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,150,379

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250%	05/15/30	1,730	$1,605,916
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	559,231
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,485,410
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	433,369
Sr. Unsec’d. Notes	5.000	05/15/50	565	503,172
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,654,831
Sr. Unsec’d. Notes	6.250	04/15/49	910	924,038
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	570	418,553
Gtd. Notes	3.700	01/31/51	445	359,821

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	226,922
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,339,573
Sr. Unsec’d. Notes	4.000	02/15/25	130	129,663
Sr. Unsec’d. Notes	4.500	04/15/38	270	248,261
Sr. Unsec’d. Notes	4.875	06/01/25	200	204,110
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,715
Sr. Unsec’d. Notes	5.500	02/15/49	210	205,385

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	304,510
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,139,012
Gtd. Notes	4.450	09/01/49	1,000	853,851
Gtd. Notes	4.500	03/15/50	195	167,939
Gtd. Notes	4.950	07/13/47	85	77,394
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.150	12/15/29	5,000	4,619,872
Sr. Unsec’d. Notes	3.550	10/01/26	310	301,509
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	320,358
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	1,009,868
Sr. Unsec’d. Notes	4.700	06/15/44	170	141,758
Sr. Unsec’d. Notes	5.150	06/01/42	105	92,123

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	136,059

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500%	01/15/28	300	$288,071
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	537,401
Sr. Unsec’d. Notes	4.600	03/15/48	500	470,474

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	277,944
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	348,168
Sr. Unsec’d. Notes	4.300	03/04/24	325	328,549
Sr. Unsec’d. Notes	4.850	03/01/48	55	52,405
Sr. Unsec’d. Notes	5.400	03/04/44	400	400,143
				25,320,757
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,152,932
Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.000	05/18/32	1,645	1,345,915
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,465,357
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,133,981
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	2,955,527
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	630	563,704
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,240,774
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	254,867
Sr. Unsec’d. Notes	3.250	01/15/31	985	919,423

Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,234,150
Sun Communities Operating LP, Gtd. Notes(a)	2.300	11/01/28	4,585	4,016,919

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700%	02/15/27	775	$739,775
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,500,090
				21,370,482
Retail 0.4%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	908,518
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	496,609
Dollar Tree, Inc., Sr. Unsec’d. Notes	2.650	12/01/31	605	515,171
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,712,380
Ross Stores, Inc., Sr. Unsec’d. Notes(a)	1.875	04/15/31	3,350	2,756,000
				6,388,678
Semiconductors 0.7%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	1,442	1,155,917
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	791,576
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,168,694

Microchip Technology, Inc., Sr. Sec’d. Notes	2.670	09/01/23	4,000	3,956,961
				10,073,148
Software 0.4%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	144,109
Sr. Unsec’d. Notes	3.041	03/17/62	335	267,571

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,217,551
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,328,872
Workday, Inc., Sr. Unsec’d. Notes	3.800	04/01/32	2,435	2,304,285
				5,262,388

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550%	12/01/33	228	$188,910
Sr. Unsec’d. Notes	3.500	09/15/53	3,114	2,441,586
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,320,664
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	905,280
Sr. Unsec’d. Notes	4.300	02/15/30	170	170,663
Sr. Unsec’d. Notes	4.500	05/15/35	60	59,072

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	3,000	2,716,864
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.550	02/15/31	1,635	1,392,152
Sr. Sec’d. Notes	3.000	02/15/41	640	488,573
Sr. Sec’d. Notes	3.875	04/15/30	4,780	4,524,257
Sr. Sec’d. Notes	4.375	04/15/40	380	349,840
Sr. Sec’d. Notes	4.500	04/15/50	505	460,163

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.550	03/21/31	4,065	3,528,280
				18,546,304
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	2.875	06/15/52	910	698,644
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,293,030
				1,991,674
Water 0.2%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,441,218
Sr. Unsec’d. Notes	3.750	09/01/47	25	21,887
Sr. Unsec’d. Notes	4.000	12/01/46	145	132,255

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,233,559
				2,828,919

Total Corporate Bonds (cost $513,030,503)				459,074,974

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.5%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	40	$39,840
California 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds	2.574	04/01/31	1,405	1,292,905
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	300	342,184
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	28,571
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	29,061
				1,692,721
Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Series A	5.000	10/01/22	110	111,389
General Obligation Unlimited, Series D	5.000	11/01/22	895	907,125
				1,018,514
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	332,120
North Carolina 0.0%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	1.984(c)	07/25/36	634	629,756
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	586,263
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	86,411
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	176,403
				849,077
Texas 0.2%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	928,224
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	864,706

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376%	07/01/47	555	$473,511
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	301,402
				2,567,843
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	116,205

Total Municipal Bonds (cost $7,895,792)				7,246,076
Residential Mortgage-Backed Securities 5.5%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	2	2,107
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	121	91,993
Bellemeade Re Ltd. (Bermuda),
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	2.268(c)	07/25/29	239	238,863
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.039(c)	03/25/31	1,147	1,145,796
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	1.289(c)	09/25/31	2,200	2,169,035
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	1.289(c)	09/25/31	1,600	1,586,261
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	2.039(c)	01/26/32	3,810	3,801,729

Central Park Funding Trust, Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	3.448(c)	08/29/22	2,967	2,946,801
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	2.189(c)	12/25/41	2,120	2,043,175
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	1,146
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,080	1,050,965

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	2.468%(c)	04/25/29	90	$89,672
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)	1.989(c)	10/25/33	2,710	2,709,566
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	1.839(c)	04/25/34	5,660	5,630,175
Fannie Mae REMICS,
Series 2012-134, Class ZC	2.500	12/25/42	2,666	2,343,204
Series 2014-11, Class VB	4.500	04/25/42	500	510,192
Series 2021-03, Class JI, IO	2.500	02/25/51	3,386	456,421
Series 2022-09, Class KI, IO	3.000	04/25/35	983	98,261
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.389(c)	10/25/33	2,885	2,809,152
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)	0.939(c)	01/25/34	28	27,634
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.939(c)	01/25/34	310	307,539
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	1.139(c)	09/25/41	7,200	6,994,017
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	1.289(c)	01/25/42	2,140	2,101,031

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	76	81,590
Freddie Mac REMICS,
Series 4249, Class GW	3.500	10/15/41	1,018	1,004,917
Series 4661, Class BV	3.500	12/15/36	819	810,492
Series 4710, Class KZ	3.500	08/15/47	1,121	1,082,585
Series 4739, Class Z	3.500	11/15/47	737	714,924
Series 5019, Class IP, IO	3.000	10/25/50	962	154,618
Series 5023, Class IO, IO	2.000	10/25/50	985	117,448
Series 5046, Class IO, IO	2.000	11/25/40	977	90,726
Series 5152, Class IO, IO	3.000	07/25/50	4,921	694,111
Series 5185, Class LI, IO	3.000	01/25/52	1,951	298,249

Freddie Mac Strips, Series 365, Class C28, IO	3.000	12/15/46	975	144,644
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	695	671,897
Series 2015-124, Class VZ	3.500	09/20/45	5,035	5,016,096
Series 2016-46, Class JE	2.500	11/20/45	187	180,842
Series 2018-07, Class GA	3.000	02/20/47	249	243,533

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	2.911(cc)	09/25/35	18	18,217

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	2.318%(c)	05/25/29	61	$60,660
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	1.539(c)	01/25/34	1,425	1,414,645
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	199	198,944
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	2,222	2,220,010
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	825	820,576
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	330	319,098

Mello Warehouse Securitization Trust, Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	1.157(c)	02/25/55	2,100	2,083,804
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	3,051	2,869,985
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	145	144,607
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	226	224,027

Mortgage Repurchase Agreement Financing Trust, Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.988(c)	09/10/22	2,000	1,994,675
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.418(c)	01/25/48	89	87,523
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	2.068(c)	07/25/29	19	18,650
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.889(c)	04/25/34	4,100	4,067,234
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	1.318(c)	06/25/57	180	177,451
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.513(c)	12/25/22	1,576	1,572,359
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	3.568(c)	02/27/24	2,687	2,696,607
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	2.068(c)	03/25/28	17	17,275
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.618(c)	01/25/30	200	198,572

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500%	08/25/58	783	$778,828
Sequoia Mortgage Trust 10, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	1.354(c)	10/20/27	18	17,280
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	1.054(c)	07/19/35	19	17,841
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	1.268(c)	02/25/57	222	220,989
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	342	338,408
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.668(c)	10/25/59	211	210,138
Series 2020-04, Class A1, 144A	1.750	10/25/60	817	758,400
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	2,876	2,819,219
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	4,880	4,796,726
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.619(c)	06/25/42	25	24,267
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	1.619(c)	08/25/42	2	2,258
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	1.248(c)	10/25/45	231	227,273

Total Residential Mortgage-Backed Securities (cost $84,299,175)				81,877,953
Sovereign Bonds 0.6%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	834,450
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	490,442
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	368,311

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	278,103
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,389,059
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	194,108
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	198,086
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	400,555

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.500%	02/12/34	970	$820,398
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	172,419
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	607,055
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	158,811
Sr. Unsec’d. Notes	3.300	03/15/28	110	110,058

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	95,830
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	51,034
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	3.875	04/23/23	335	338,842
Sr. Unsec’d. Notes, 144A	5.103	04/23/48	370	410,853

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23	460	461,198
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A	2.500	06/08/22	400	400,536
Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	201,172
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	557,450
Sr. Unsec’d. Notes	5.100	06/18/50	60	62,971

Total Sovereign Bonds (cost $9,259,612)				8,601,741
U.S. Government Agency Obligations 19.2%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,996	1,686,036
Federal Home Loan Mortgage Corp.	2.000	01/01/32	387	367,058
Federal Home Loan Mortgage Corp.	2.000	10/01/40	441	397,028
Federal Home Loan Mortgage Corp.	2.000	01/01/42	2,697	2,422,708
Federal Home Loan Mortgage Corp.	2.000	09/01/50(h)	13,873	12,284,323
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,129	1,885,130
Federal Home Loan Mortgage Corp.	2.000	03/01/51	854	756,152
Federal Home Loan Mortgage Corp.	2.000	05/01/51	997	880,661
Federal Home Loan Mortgage Corp.	2.500	01/01/29	232	227,525
Federal Home Loan Mortgage Corp.	2.500	07/01/31	386	378,924
Federal Home Loan Mortgage Corp.	2.500	01/01/32	206	202,429
Federal Home Loan Mortgage Corp.	2.500	10/01/32	465	453,591
Federal Home Loan Mortgage Corp.	2.500	12/01/32	838	817,647
Federal Home Loan Mortgage Corp.	2.500	09/01/46	177	163,145
Federal Home Loan Mortgage Corp.	2.500	11/01/46	551	506,374
Federal Home Loan Mortgage Corp.	2.500	11/01/49	916	838,670

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	2.500%	03/01/51	1,181	$1,083,801
Federal Home Loan Mortgage Corp.	2.500	04/01/51	12,327	11,270,057
Federal Home Loan Mortgage Corp.	2.500	10/01/51	411	376,022
Federal Home Loan Mortgage Corp.	3.000	02/01/32	778	774,702
Federal Home Loan Mortgage Corp.	3.000	01/01/37	166	160,344
Federal Home Loan Mortgage Corp.	3.000	12/01/37	67	64,487
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,620	1,562,257
Federal Home Loan Mortgage Corp.	3.000	07/01/43	279	268,950
Federal Home Loan Mortgage Corp.	3.000	06/01/46	463	444,565
Federal Home Loan Mortgage Corp.	3.000	12/01/46	424	406,616
Federal Home Loan Mortgage Corp.	3.000	01/01/47	475	455,088
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,869	2,718,415
Federal Home Loan Mortgage Corp.	3.000	06/01/50	670	634,742
Federal Home Loan Mortgage Corp.	3.500	11/01/37	153	151,086
Federal Home Loan Mortgage Corp.	3.500	06/01/42	203	201,121
Federal Home Loan Mortgage Corp.	3.500	06/01/42	229	226,293
Federal Home Loan Mortgage Corp.	3.500	07/01/42	215	212,679
Federal Home Loan Mortgage Corp.	3.500	09/01/42	261	258,180
Federal Home Loan Mortgage Corp.	3.500	10/01/42	331	327,139
Federal Home Loan Mortgage Corp.	3.500	06/01/43	143	141,344
Federal Home Loan Mortgage Corp.	3.500	05/01/45	179	176,670
Federal Home Loan Mortgage Corp.	3.500	01/01/47	133	131,644
Federal Home Loan Mortgage Corp.	3.500	02/01/47	296	292,885
Federal Home Loan Mortgage Corp.	3.500	11/01/47	200	196,352
Federal Home Loan Mortgage Corp.	3.500	08/01/48	81	79,325
Federal Home Loan Mortgage Corp.	3.500	10/01/48	318	310,135
Federal Home Loan Mortgage Corp.	3.500	01/01/52	183	177,511
Federal Home Loan Mortgage Corp.	4.000	12/01/40	65	65,558
Federal Home Loan Mortgage Corp.	4.000	01/01/41	235	236,617
Federal Home Loan Mortgage Corp.	4.000	04/01/42	217	219,721
Federal Home Loan Mortgage Corp.	4.000	10/01/45	118	119,132
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,691	1,707,510
Federal Home Loan Mortgage Corp.	4.000	05/01/46	108	108,974
Federal Home Loan Mortgage Corp.	4.000	08/01/46	149	150,720
Federal Home Loan Mortgage Corp.	4.000	11/01/47	106	107,062
Federal Home Loan Mortgage Corp.	4.000	04/01/48	164	164,896
Federal Home Loan Mortgage Corp.	4.000	05/01/48	170	170,446
Federal Home Loan Mortgage Corp.	4.000	07/01/48	328	328,731
Federal Home Loan Mortgage Corp.	4.000	04/01/52	2,000	2,006,002
Federal Home Loan Mortgage Corp.	4.500	06/01/42	76	78,893
Federal Home Loan Mortgage Corp.	4.500	09/01/44	94	97,501
Federal Home Loan Mortgage Corp.	4.500	07/01/45	248	258,335
Federal Home Loan Mortgage Corp.	4.500	04/01/47	950	979,182
Federal Home Loan Mortgage Corp.	4.500	07/01/47	100	102,904
Federal Home Loan Mortgage Corp.	4.500	07/01/47	223	229,965

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	4.500%	11/01/47	423	$434,755
Federal Home Loan Mortgage Corp.	4.500	02/01/48	128	131,430
Federal Home Loan Mortgage Corp.	4.500	07/01/48	280	286,963
Federal Home Loan Mortgage Corp.	5.000	08/01/40	208	221,151
Federal Home Loan Mortgage Corp.	5.000	12/01/47	172	178,846
Federal Home Loan Mortgage Corp.	5.000	02/01/48	276	288,454
Federal National Mortgage Assoc.,
Cost of Funds for the 11th District of San Francisco + 1.254% (Cap 12.743%, Floor 5.728%)	5.726(c)	12/01/30	—(r)	429
Cost of Funds for the 11th District of San Francisco + 2.000% (Cap 9.375%, Floor 2.000%)	2.250(c)	08/01/24	3	3,361

Federal National Mortgage Assoc.	0.875	08/05/30(h)	1,735	1,447,997
Federal National Mortgage Assoc.	1.500	02/01/42	497	426,250
Federal National Mortgage Assoc.	1.500	10/01/50	417	353,107
Federal National Mortgage Assoc.	1.500	11/01/50	1,177	995,088
Federal National Mortgage Assoc.	1.500	12/01/50	8,925	7,546,142
Federal National Mortgage Assoc.	1.500	01/01/51	903	764,524
Federal National Mortgage Assoc.	1.625	01/07/25	1,040	1,005,980
Federal National Mortgage Assoc.	2.000	08/01/40	2,259	2,033,461
Federal National Mortgage Assoc.	2.000	02/01/41	2,137	1,923,239
Federal National Mortgage Assoc.	2.000	05/01/41	4,210	3,782,183
Federal National Mortgage Assoc.	2.000	10/01/50	13,354	11,856,785
Federal National Mortgage Assoc.	2.000	11/01/50	417	369,412
Federal National Mortgage Assoc.	2.000	01/01/51	3,526	3,124,448
Federal National Mortgage Assoc.	2.000	02/01/51	4,213	3,730,700
Federal National Mortgage Assoc.	2.000	03/01/51	486	430,510
Federal National Mortgage Assoc.	2.000	05/01/51	3,435	3,039,029
Federal National Mortgage Assoc.	2.000	09/01/51	1,544	1,364,197
Federal National Mortgage Assoc.	2.000	11/01/51	2,877	2,541,662
Federal National Mortgage Assoc.	2.375	01/19/23	180	180,643
Federal National Mortgage Assoc.	2.500	TBA	1,000	912,220
Federal National Mortgage Assoc.	2.500	TBA	2,000	1,909,922
Federal National Mortgage Assoc.	2.500	02/05/24(k)	645	644,684
Federal National Mortgage Assoc.	2.500	05/01/30	265	259,950
Federal National Mortgage Assoc.	2.500	04/01/31	757	742,112
Federal National Mortgage Assoc.	2.500	11/01/31	198	194,644
Federal National Mortgage Assoc.	2.500	02/01/43	77	71,264
Federal National Mortgage Assoc.	2.500	06/01/46	391	357,934
Federal National Mortgage Assoc.	2.500	09/01/46	183	168,829
Federal National Mortgage Assoc.	2.500	10/01/46	117	107,620
Federal National Mortgage Assoc.	2.500	10/01/46	204	186,607
Federal National Mortgage Assoc.	2.500	03/01/50	741	677,710
Federal National Mortgage Assoc.	2.500	08/01/50	4,818	4,408,028
Federal National Mortgage Assoc.	2.500	11/01/50	3,593	3,296,623
Federal National Mortgage Assoc.	2.500	12/01/50	347	317,558

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	2.500%	01/01/51	797	$730,885
Federal National Mortgage Assoc.	2.500	04/01/51	6,121	5,596,238
Federal National Mortgage Assoc.	3.000	TBA	16,000	15,053,158
Federal National Mortgage Assoc.	3.000	TBA	26,000	24,515,193
Federal National Mortgage Assoc.	3.000	06/01/30	145	144,603
Federal National Mortgage Assoc.	3.000	05/01/31	56	56,057
Federal National Mortgage Assoc.	3.000	12/01/31	155	153,449
Federal National Mortgage Assoc.	3.000	05/01/32	168	166,404
Federal National Mortgage Assoc.	3.000	09/01/32	67	66,423
Federal National Mortgage Assoc.	3.000	11/01/36	118	113,124
Federal National Mortgage Assoc.	3.000	10/01/42	155	149,316
Federal National Mortgage Assoc.	3.000	10/01/42	227	218,699
Federal National Mortgage Assoc.	3.000	02/01/43	217	209,063
Federal National Mortgage Assoc.	3.000	04/01/43	278	267,845
Federal National Mortgage Assoc.	3.000	06/01/43	337	324,655
Federal National Mortgage Assoc.	3.000	12/01/45	498	479,930
Federal National Mortgage Assoc.	3.000	05/01/46	622	596,162
Federal National Mortgage Assoc.	3.000	09/01/46	618	595,580
Federal National Mortgage Assoc.	3.000	10/01/46	1,932	1,846,190
Federal National Mortgage Assoc.	3.000	11/01/46	708	678,434
Federal National Mortgage Assoc.	3.000	11/01/46	1,494	1,431,820
Federal National Mortgage Assoc.	3.000	03/01/47	511	489,345
Federal National Mortgage Assoc.	3.000	04/01/47	1,088	1,040,203
Federal National Mortgage Assoc.	3.000	12/01/49	2,642	2,500,036
Federal National Mortgage Assoc.	3.000	01/01/50	1,025	970,896
Federal National Mortgage Assoc.	3.000	02/01/50	1,000	948,088
Federal National Mortgage Assoc.	3.000	02/01/50	1,968	1,865,177
Federal National Mortgage Assoc.	3.000	03/01/50	470	445,007
Federal National Mortgage Assoc.	3.000	06/01/50	984	931,959
Federal National Mortgage Assoc.	3.000	03/01/52	3,985	3,766,276
Federal National Mortgage Assoc.	3.000	04/01/52	2,004	1,896,356
Federal National Mortgage Assoc.	3.500	TBA	28,500	27,638,320
Federal National Mortgage Assoc.	3.500	12/01/29	90	90,133
Federal National Mortgage Assoc.	3.500	12/01/30	76	76,442
Federal National Mortgage Assoc.	3.500	07/01/31	436	437,134
Federal National Mortgage Assoc.	3.500	08/01/31	314	316,218
Federal National Mortgage Assoc.	3.500	02/01/33	140	141,251
Federal National Mortgage Assoc.	3.500	05/01/33	57	57,823
Federal National Mortgage Assoc.	3.500	10/01/41	85	83,786
Federal National Mortgage Assoc.	3.500	04/01/42	183	180,772
Federal National Mortgage Assoc.	3.500	05/01/42	187	184,293
Federal National Mortgage Assoc.	3.500	05/01/42	1,170	1,154,966
Federal National Mortgage Assoc.	3.500	06/01/42	504	497,970
Federal National Mortgage Assoc.	3.500	10/01/42	274	271,189
Federal National Mortgage Assoc.	3.500	10/01/42	323	319,472

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	3.500%	10/01/42	574	$564,608
Federal National Mortgage Assoc.	3.500	06/01/43	157	155,094
Federal National Mortgage Assoc.	3.500	06/01/45	178	175,716
Federal National Mortgage Assoc.	3.500	06/01/45	284	280,379
Federal National Mortgage Assoc.	3.500	09/01/45	258	254,485
Federal National Mortgage Assoc.	3.500	10/01/45	278	273,911
Federal National Mortgage Assoc.	3.500	01/01/46	89	88,061
Federal National Mortgage Assoc.	3.500	01/01/46	230	226,363
Federal National Mortgage Assoc.	3.500	04/01/46	2,437	2,393,506
Federal National Mortgage Assoc.	3.500	11/01/46	118	115,993
Federal National Mortgage Assoc.	3.500	06/01/47	398	390,232
Federal National Mortgage Assoc.	3.500	07/01/47	260	255,110
Federal National Mortgage Assoc.	3.500	07/01/47	1,196	1,182,439
Federal National Mortgage Assoc.	3.500	08/01/47	192	188,387
Federal National Mortgage Assoc.	3.500	09/01/47	319	313,021
Federal National Mortgage Assoc.	3.500	10/01/47	1,118	1,095,935
Federal National Mortgage Assoc.	3.500	11/01/47	1,038	1,018,231
Federal National Mortgage Assoc.	3.500	01/01/48	188	183,694
Federal National Mortgage Assoc.	3.500	01/01/48	265	259,697
Federal National Mortgage Assoc.	3.500	01/01/48	3,822	3,740,317
Federal National Mortgage Assoc.	3.500	04/01/48	517	507,236
Federal National Mortgage Assoc.	3.500	06/01/48	782	765,264
Federal National Mortgage Assoc.	3.500	08/01/48	408	398,683
Federal National Mortgage Assoc.	3.500	10/01/48	277	271,282
Federal National Mortgage Assoc.	3.500	11/01/48	207	203,179
Federal National Mortgage Assoc.	3.500	03/01/49	928	908,047
Federal National Mortgage Assoc.	3.500	06/01/49	382	374,441
Federal National Mortgage Assoc.	4.000	09/01/40	148	150,127
Federal National Mortgage Assoc.	4.000	11/01/40	643	650,672
Federal National Mortgage Assoc.	4.000	02/01/41	247	249,946
Federal National Mortgage Assoc.	4.000	02/01/41	391	395,108
Federal National Mortgage Assoc.	4.000	12/01/41	255	258,051
Federal National Mortgage Assoc.	4.000	10/01/43	207	211,116
Federal National Mortgage Assoc.	4.000	09/01/44	106	107,293
Federal National Mortgage Assoc.	4.000	10/01/44	264	266,844
Federal National Mortgage Assoc.	4.000	12/01/45	88	88,916
Federal National Mortgage Assoc.	4.000	04/01/46	89	89,674
Federal National Mortgage Assoc.	4.000	08/01/46	134	135,249
Federal National Mortgage Assoc.	4.000	09/01/46	1,074	1,092,171
Federal National Mortgage Assoc.	4.000	02/01/47	406	406,705
Federal National Mortgage Assoc.	4.000	03/01/47	545	543,756
Federal National Mortgage Assoc.	4.000	06/01/47	326	327,368
Federal National Mortgage Assoc.	4.000	10/01/47	105	105,212
Federal National Mortgage Assoc.	4.000	11/01/47	204	205,111
Federal National Mortgage Assoc.	4.000	12/01/47	214	214,532

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	4.000%	02/01/48	201	$201,285
Federal National Mortgage Assoc.	4.000	09/01/48	1,585	1,584,988
Federal National Mortgage Assoc.	4.000	10/01/48	302	305,973
Federal National Mortgage Assoc.	4.000	03/01/49	809	809,098
Federal National Mortgage Assoc.	4.000	03/01/49	1,258	1,255,876
Federal National Mortgage Assoc.	4.000	07/01/49	262	260,896
Federal National Mortgage Assoc.	4.500	08/01/40	71	74,063
Federal National Mortgage Assoc.	4.500	04/01/41	83	86,800
Federal National Mortgage Assoc.	4.500	06/01/41	187	194,139
Federal National Mortgage Assoc.	4.500	08/01/41	98	102,022
Federal National Mortgage Assoc.	4.500	08/01/41	285	295,521
Federal National Mortgage Assoc.	4.500	08/01/44	220	229,933
Federal National Mortgage Assoc.	4.500	01/01/45	130	136,239
Federal National Mortgage Assoc.	4.500	11/01/47	146	149,637
Federal National Mortgage Assoc.	4.500	06/01/48	219	223,790
Federal National Mortgage Assoc.	4.500	07/01/48	1,857	1,892,868
Federal National Mortgage Assoc.	4.500	12/01/48	179	182,285
Federal National Mortgage Assoc.	4.500	02/01/49	59	60,173
Federal National Mortgage Assoc.	5.000	09/01/30	18	18,884
Federal National Mortgage Assoc.	5.000	10/01/40	125	132,446
Federal National Mortgage Assoc.	5.000	03/01/42	249	263,938
Federal National Mortgage Assoc.	5.000	10/01/47	214	223,408
Federal National Mortgage Assoc.	5.000	01/01/48	48	49,737
Federal National Mortgage Assoc.	5.500	01/01/40	104	111,596
Federal National Mortgage Assoc.	6.000	10/01/36	66	73,010
Federal National Mortgage Assoc.	6.000	07/01/41	71	77,520
Federal National Mortgage Assoc.	6.625	11/15/30	485	608,963
Federal National Mortgage Assoc.	7.125	01/15/30(k)	80	101,627
Government National Mortgage Assoc.	2.000	03/20/51	1,283	1,166,711
Government National Mortgage Assoc.	2.000	07/20/51	515	468,877
Government National Mortgage Assoc.	2.500	12/20/46	299	278,546
Government National Mortgage Assoc.	2.500	05/20/51	1,310	1,219,276
Government National Mortgage Assoc.	2.500	08/20/51	1,137	1,057,854
Government National Mortgage Assoc.	3.000	TBA	2,000	1,906,409
Government National Mortgage Assoc.	3.000	07/20/42	453	435,741
Government National Mortgage Assoc.	3.000	03/20/43	299	287,595
Government National Mortgage Assoc.	3.000	08/20/43	57	54,572
Government National Mortgage Assoc.	3.000	09/20/43	111	106,545
Government National Mortgage Assoc.	3.000	01/20/44	104	99,954
Government National Mortgage Assoc.	3.000	05/20/45	108	104,182
Government National Mortgage Assoc.	3.000	08/15/45	125	119,618
Government National Mortgage Assoc.	3.000	05/20/46	671	645,235
Government National Mortgage Assoc.	3.000	07/20/46	1,070	1,029,182
Government National Mortgage Assoc.	3.000	08/20/46	58	56,000
Government National Mortgage Assoc.	3.000	10/20/46	334	321,070

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	3.000%	03/20/47	691	$664,169
Government National Mortgage Assoc.	3.000	01/20/48	88	84,151
Government National Mortgage Assoc.	3.000	08/20/48	1,478	1,421,393
Government National Mortgage Assoc.	3.000	07/20/49	511	490,874
Government National Mortgage Assoc.	3.000	09/20/49	627	600,731
Government National Mortgage Assoc.	3.000	12/20/49	686	657,137
Government National Mortgage Assoc.	3.000	01/20/50	3,164	3,032,078
Government National Mortgage Assoc.	3.000	02/20/50	142	135,728
Government National Mortgage Assoc.	3.000	09/20/50	409	391,728
Government National Mortgage Assoc.	3.500	01/15/42	75	75,825
Government National Mortgage Assoc.	3.500	12/20/42	216	215,526
Government National Mortgage Assoc.	3.500	01/20/43	321	320,413
Government National Mortgage Assoc.	3.500	02/20/43	143	143,249
Government National Mortgage Assoc.	3.500	08/20/43	515	515,301
Government National Mortgage Assoc.	3.500	10/20/43	684	684,239
Government National Mortgage Assoc.	3.500	03/20/45	72	71,515
Government National Mortgage Assoc.	3.500	04/20/45	405	403,631
Government National Mortgage Assoc.	3.500	04/20/46	775	769,602
Government National Mortgage Assoc.	3.500	07/20/46	479	474,994
Government National Mortgage Assoc.	3.500	10/20/46	933	925,168
Government National Mortgage Assoc.	3.500	12/20/46	919	908,436
Government National Mortgage Assoc.	3.500	05/20/47	519	512,159
Government National Mortgage Assoc.	3.500	10/20/47	180	178,013
Government National Mortgage Assoc.	3.500	11/20/47	927	915,239
Government National Mortgage Assoc.	3.500	01/20/48	254	251,246
Government National Mortgage Assoc.	3.500	10/20/48	154	152,214
Government National Mortgage Assoc.	3.500	11/20/48	302	297,536
Government National Mortgage Assoc.	3.500	12/20/48	110	108,288
Government National Mortgage Assoc.	3.500	02/20/49	252	249,509
Government National Mortgage Assoc.	3.500	05/20/49	411	403,024
Government National Mortgage Assoc.	3.500	06/20/49	356	349,405
Government National Mortgage Assoc.	4.000	12/20/40	166	169,907
Government National Mortgage Assoc.	4.000	06/20/41	68	69,603
Government National Mortgage Assoc.	4.000	11/15/41	97	100,669
Government National Mortgage Assoc.	4.000	12/20/42	170	173,704
Government National Mortgage Assoc.	4.000	04/20/43	114	116,837
Government National Mortgage Assoc.	4.000	10/20/43	98	99,034
Government National Mortgage Assoc.	4.000	12/20/43	218	220,893
Government National Mortgage Assoc.	4.000	09/20/44	125	126,773
Government National Mortgage Assoc.	4.000	08/20/45	211	214,200
Government National Mortgage Assoc.	4.000	10/20/45	98	98,412
Government National Mortgage Assoc.	4.000	03/20/46	194	194,722
Government National Mortgage Assoc.	4.000	11/20/46	141	142,636
Government National Mortgage Assoc.	4.000	03/20/47	127	128,470
Government National Mortgage Assoc.	4.000	05/20/47	201	204,021

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	4.000%	07/20/47	807	$818,893
Government National Mortgage Assoc.	4.000	11/20/47	545	552,959
Government National Mortgage Assoc.	4.000	12/20/47	126	127,789
Government National Mortgage Assoc.	4.000	06/20/48	1,767	1,787,823
Government National Mortgage Assoc.	4.000	07/20/48	246	248,590
Government National Mortgage Assoc.	4.000	08/20/48	87	86,958
Government National Mortgage Assoc.	4.000	09/20/48	215	217,448
Government National Mortgage Assoc.	4.000	11/20/48	90	90,594
Government National Mortgage Assoc.	4.000	01/20/49	110	110,463
Government National Mortgage Assoc.	4.000	02/20/49	225	228,049
Government National Mortgage Assoc.	4.000	03/20/49	140	140,997
Government National Mortgage Assoc.	4.500	12/20/41	356	376,954
Government National Mortgage Assoc.	4.500	10/20/43	53	56,393
Government National Mortgage Assoc.	4.500	01/20/44	71	75,316
Government National Mortgage Assoc.	4.500	04/20/44	238	252,269
Government National Mortgage Assoc.	4.500	03/20/45	58	61,102
Government National Mortgage Assoc.	4.500	07/20/46	118	123,992
Government National Mortgage Assoc.	4.500	08/20/46	106	112,185
Government National Mortgage Assoc.	4.500	11/20/46	94	99,038
Government National Mortgage Assoc.	4.500	01/20/47	611	640,849
Government National Mortgage Assoc.	4.500	01/20/48	81	84,041
Government National Mortgage Assoc.	4.500	02/20/48	517	535,515
Government National Mortgage Assoc.	4.500	03/20/48	53	54,980
Government National Mortgage Assoc.	4.500	07/20/48	87	89,841
Government National Mortgage Assoc.	4.500	08/20/48	33	33,484
Government National Mortgage Assoc.	4.500	12/20/48	161	164,864
Government National Mortgage Assoc.	5.000	10/20/37	6	6,779
Government National Mortgage Assoc.	5.000	09/20/40	70	74,869
Government National Mortgage Assoc.	5.000	04/20/45	39	41,399
Government National Mortgage Assoc.	5.000	08/20/45	141	149,946
Government National Mortgage Assoc.	6.000	12/15/39	97	107,449
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	551,877

Total U.S. Government Agency Obligations (cost $303,125,692)				284,626,102
U.S. Treasury Obligations 8.7%
U.S. Treasury Bonds	1.375	11/15/40(h)	9,945	7,440,103
U.S. Treasury Bonds	1.750	08/15/41	9,990	7,913,953
U.S. Treasury Bonds	2.000	11/15/41	20,295	16,797,284
U.S. Treasury Bonds	2.250	05/15/41(h)	31,330	27,134,717
U.S. Treasury Bonds	2.375	02/15/42(h)	25,675	22,690,281
U.S. Treasury Bonds	2.500	05/15/46	7,315	6,479,490
U.S. Treasury Bonds	3.125	08/15/44(k)	6,440	6,348,431
U.S. Treasury Notes	0.125	01/15/24(k)	155	148,522

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	1.750%(s)	08/15/42	415	$211,861
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	627,749
U.S. Treasury Strips Coupon	2.062(s)	05/15/41(k)	34,830	18,655,819
U.S. Treasury Strips Coupon	2.222(s)	02/15/41	1,590	863,941
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	616,825
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	774,183
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	3,590	1,803,414
U.S. Treasury Strips Coupon	2.346(s)	11/15/40	510	279,902
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,087	1,024,097
U.S. Treasury Strips Coupon	2.434(s)	11/15/42(k)	16,395	8,297,407
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	266,432
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	415	190,981
U.S. Treasury Strips Coupon	2.524(s)	11/15/39(k)	280	160,683

Total U.S. Treasury Obligations (cost $152,110,845)				128,726,075

Total Long-Term Investments (cost $1,598,792,723)				1,472,298,405

	Shares
Short-Term Investments 6.7%
Affiliated Mutual Fund 1.0%
PGIM Institutional Money Market Fund (cost $15,085,298; includes $15,080,791 of cash collateral for securities on loan)(b)(wa)	15,103,626	15,091,543
Unaffiliated Fund 5.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $84,103,068)	84,103,068	84,103,068
Options Purchased*~ 0.0%
(cost $253,403)		445,533

Total Short-Term Investments (cost $99,441,769)		99,640,144

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.9% (cost $1,698,234,492)		1,571,938,549

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $234,698)	$(221,594)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 105.9% (cost $1,697,999,794)	1,571,716,955
Liabilities in excess of other assets(z) (5.9)%	(87,655,521)

Net Assets 100.0%	$1,484,061,434

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,555 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,740,730; cash collateral of $15,080,791 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,670	$—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,700	8
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	8
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	11,190	16
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	6,010	89
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	16
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,850	17
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	16
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,850	16
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,860	34
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	27,859
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,670	23,625
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	6,010	37,264
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,700	35,343

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	$34,660
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	11,190	69,383
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,850	51,679
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,850	43,486
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	38,327
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	38,326
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,860	45,361
Total Options Purchased (cost $253,403)								$445,533
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,670	$(437)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	(431)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	6,010	(1,045)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,700	(1,393)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	(1,366)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	11,190	(2,734)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.63%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,850	(1,629)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	07/20/22	0.65%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,850	(2,006)

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	$(2,816)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,590	(2,816)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	08/17/22	0.70%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	5,860	(6,025)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	(7,729)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,670	(4,594)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	6,010	(16,327)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,700	(15,485)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	(15,186)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	11,190	(30,400)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.95%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,850	(24,367)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	07/20/22	0.98%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,850	(22,787)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	(17,996)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,590	(17,996)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	08/17/22	1.03%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	5,860	(25,318)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,150	(252)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	(459)
Total Options Written (premiums received $234,698)								$(221,594)

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
Futures contracts outstanding at April 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
532	2 Year U.S. Treasury Notes	Jun. 2022	$112,152,250	$(622,609)
1,112	5 Year U.S. Treasury Notes	Jun. 2022	125,291,131	(3,546,646)
543	10 Year U.S. Treasury Notes	Jun. 2022	64,701,844	(840,492)
475	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	76,207,813	(9,410,291)
				(14,420,038)
Short Positions:
515	10 Year U.S. Ultra Treasury Notes	Jun. 2022	66,435,000	5,455,898
497	20 Year U.S. Treasury Bonds	Jun. 2022	69,921,688	6,665,549
				12,121,447
				$(2,298,591)
Credit default swap agreement outstanding at April 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	05/14/22	0.500%(M)	5,668	0.500%	$3,699	$(219)	$3,918	Goldman Sachs International
GS_21-PJA	05/14/22	0.250%(M)	10,932	*	3,567	(211)	3,778	Goldman Sachs International
					$7,266	$(430)	$7,696

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	17,575	$(254,510)	$(154,140)	$100,370
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Core Bond Fund
Schedule of Investments as of April 30, 2022 (unaudited) (continued)
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).